Earnings Per Share	3 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share

18. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period.

The calculation of earnings per share is as follows:

	Three months ended December 31,
	2025	2024
Weighted number of outstanding shares	183,906,056	187,829,202
Number of shares with dilutive effects	1,640	189
Weighted number of outstanding shares (diluted)	183,907,696	187,829,391

Profit attributable to ordinary shareholders	50,557	20,119
Basic	0.27	0.11
Diluted	0.27	0.11